Note 7 - Pensions and Other Postretirement Benefits	12 Months Ended
Dec. 31, 2014
Compensation and Retirement Disclosure [Abstract]
Pension and Other Postretirement Benefits Disclosure [Text Block]

Note G – Pensions and Other Postretirement Benefits

The Company sponsors a defined benefit pension plan (“Plan”) covering certain domestic employees. Benefits are based on each covered employee’s years of service and compensation. The Plan is funded in conformity with the funding requirements of applicable U.S. regulations. The Plan was closed to new participants effective January 1, 2008. Employees hired after this date, in eligible locations, participate in an enhanced 401(k) plan instead of the defined benefit pension plan. Employees hired prior to this date continue to accrue benefits.

Additionally, the Company sponsors defined contribution pension plans made available to all domestic and Canadian employees. Total contributions for the plans in 2014, 2013 and 2012 were $1.6 million, $1.3 million and $1.2 million, respectively.

The Company also sponsors a non-contributory defined benefit health care plan that provides health benefits to certain domestic and Canadian retirees and their spouses. The Company funds the cost of these benefits as incurred. For measurement purposes, and based on maximum benefits as defined by the plan, a zero percent annual rate of increase in the per capita cost of covered health care benefits for retirees age 65 and over was assumed for 2014 and is expected to remain constant going forward. A 5% rate of increase for retirees under age 65 was assumed.

The Company recognizes the obligations associated with its defined benefit pension plan and defined benefit health care plan in its consolidated financial statements. The following table presents the plans’ funded status as of the measurement date reconciled with amounts recognized in the Company’s consolidated balance sheets:

	Pension Plan		Postretirement Plan
	2014	2013	2014	2013
Accumulated benefit obligation at end of year	$65,454	$57,632	$22,813	$19,794
Change in benefit obligation:
Benefit obligation at beginning of year	$70,635	$81,148	$19,794	$23,794
Service cost	2,904	3,144	907	1,153
Interest cost	2,896	2,851	845	724
Settlement cost	-	191	-	-
Benefits paid	(3,584)	(11,371)	(1,736)	(1,370)
Effect of foreign exchange	-	-	(49)	(68)
Actuarial loss (gain)	7,219	(5,328)	3,052	(4,439)
Benefit obligation at end of year	$80,069	$70,635	$22,813	$19,794

Change in plan assets:
Fair value of plan assets at beginning of year	$70,889	$73,631	$-	$-
Actual return on plan assets	5,768	4,429	-	-
Employer contributions	2,500	4,200	1,736	1,370
Benefits paid	(3,584)	(11,371)	(1,736)	(1,370)
Fair value of plan assets at end of year	75,573	70,889	-	-
Funded status at end of year	$(4,496)	$254	$(22,813)	$(19,794)

Amounts recognized in the Consolidated Balance Sheets consist of:
Noncurrent assets	$-	$254	$-	$-
Total assets	$-	$254	$-	$-
Current liabilities	$-	$-	$(1,516)	$(1,401)
Noncurrent liabilities	(4,496)	-	(21,297)	(18,393)
Total liabilities	$(4,496)	$-	$(22,813)	$(19,794)

Amounts recognized in accumulated other comprehensive loss consist of:
Net actuarial loss (gain)	$28,836	$24,295	$(7,601)	$(11,871)
Deferred tax (benefit) expense	(11,162)	(9,496)	2,915	4,471
After tax actuarial loss (gain)	$17,674	$14,799	$(4,686)	$(7,400)

Components of net periodic benefit cost:
	2014	2013	2012
Pension Plan
Service cost	$2,904	$3,144	$3,188
Interest cost	2,895	2,851	2,803
Expected return on plan assets	(4,755)	(5,080)	(4,591)
Recognized actuarial loss	1,664	2,080	2,441
Settlement loss	-	4,169	2,935
Net periodic benefit cost	$2,708	$7,164	$6,776

Other changes in pension plan assets and benefit obligations recognized in other comprehensive loss:
Net loss (gain)	$4,541	$(10,734)	$1,371
Total expense (income) recognized in net periodic benefit cost and other comprehensive income	$7,249	$(3,570)	$8,147

Postretirement Plan
Service cost	$907	$1,153	$1,156
Interest cost	845	724	871
Recognized actuarial gain	(1,181)	(723)	(647)
Net periodic benefit cost	$571	$1,154	$1,380

Other changes in post retirement plan assets and benefit obligations recognized in other comprehensive loss:
Net loss (gain)	$4,233	$(3,717)	$(384)
Total expense (income) recognized in net periodic benefit cost and other comprehensive income	$4,804	$(2,563)	$996

During 2013 and 2012, the Company recorded settlement losses relating to retirees that received lump-sum distributions from the Company’s defined benefit pension plan totaling $4.2 million and $2.9 million, respectively. These charges were the result of lump-sum payments to retirees which exceeded the plan’s actuarial service and interest cost thresholds in each of 2013 and 2012. The cost threshold was not exceeded in 2014.

The prior service cost is amortized on a straight-line basis over the average estimated remaining service period of active participants. The unrecognized actuarial gain or loss in excess of the greater of 10% of the benefit obligation or the market value of plan assets is also amortized on a straight-line basis over the average estimated remaining service period of active participants.

	2014	2013	2014	2013
Weighted-average assumptions used to determine benefit obligations at December 31:
Discount rate	3.45%	4.30%	3.60%	4.50%
Rate of compensation increase	3.50%	3.50%	—	—
Weighted-average assumptions used to determine net periodic benefit cost for years ended December 31:
Discount rate	4.30%	4.30%	4.50%	3.20%
Expected long term rate of return on plan assets	7.00%	7.00%	—	—
Rate of compensation increase	3.50%	3.50%	—	—

To enhance the Company’s efforts to mitigate the impact of the defined benefit pension plan on its financial statements, the Company has moved towards a liability driven investing model to more closely align assets with liabilities based on when the liabilities are expected to come due. Currently, based on 2014 funding levels, equities may comprise between 14% to 34% of the Plan’s market value. Fixed income investments may comprise between 60% to 80% of the Plan’s market value. Alternative investments may comprise between 0% to 12% of the Plan’s market value. Cash and cash equivalents (including all senior debt securities with less than one year to maturity) may comprise between 0% to 10% of the Plan’s market value.

Financial instruments included in pension plan assets are categorized into a fair value hierarchy of three levels, based on the degree of subjectivity inherent in the valuation methodology. Level 1 assets are based on unadjusted quoted prices in active markets that are accessible to the reporting entity at the measurement date for identical assets. Level 2 assets are valued at inputs other than quoted prices in active markets for identical assets that are observable either directly or indirectly for substantially the full term of the assets. Level 3 assets are valued based on unobservable inputs for the asset (i.e., supported by little or no market activity). These inputs include management’s own assessments about the assumptions that market participants would use in pricing assets (including assumptions about risk). The level in the fair value hierarchy within which the fair value measurement is classified is determined based on the lowest level input that is significant to the fair value measure in its entirety. All of the Plan’s assets are in level 1 or level 2 within the fair value hierarchy and the following table sets forth by asset class the Plan’s fair value of assets.

Plan fair value asset allocation by category:

2014	$	%
Level 1
Equity	$17,819	23%
Fixed Income	2,169	3%
Mutual Funds	3,598	5%
Money Fund and Cash	1,901	3%
Total Level 1	25,487	34%
Level 2
Fixed Income	47,716	63%
Money Fund	2,362	3%
Total Level 2	50,078	66%
Level 3
Total Level 3	—	—
Total fair value Plan assets	$75,565	100%

2013	$	%
Level 1
Equity	$21,795	23%
Fixed Income	919	3%
Mutual Funds	5,031	5%
Money Fund and Cash	2,133	3%
Total Level 1	29,878	34%
Level 2
Fixed Income	35,540	63%
Money Fund	5,471	3%
Total Level 2	41,011	66%
Level 3
Total Level 3	—	—
Total fair value Plan assets	$70,889	100%

Contributions

Although not required to make pension contributions in 2015, the Company may elect to contribute $2.0 million to $4.0 million to its pension plan in 2015.

Expected future benefit payments

The following benefit payments are expected to be paid as follows based on actuarial calculations:

	2015	2016	2017	2018	2019	Thereafter
Pension	$5,095	$5,319	$7,044	$6,089	$6,366	$30,780
Postretirement	1,543	1,576	1,612	1,695	1,781	8,957

A one percentage point increase in the assumed health care trend rate would increase postretirement expense by approximately $201,000, changing the benefit obligation by approximately $2.2 million; while a one percentage point decrease in the assumed health care trend rate would decrease postretirement expense by approximately $185,000, changing the benefit obligation by approximately $1.9 million. The assumed trend rates for healthcare costs are a 5% increase per year for retirees prior to the age 65 and 0% for retirees post age 65.

A one percentage point change in the assumed rate of return on the defined benefit pension plan assets is estimated to have an approximate $679,000 effect on pension expense. Additionally, a one percentage point increase in the discount rate is estimated to have a $1.4 million decrease in pension expense, while a one percentage point decrease in the discount rate is estimated to have a $1.6 million increase in pension expense.